UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05570

Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.5% (98.1% of Total Investments)

	MUNICIPAL BONDS – 143.7% (97.6% of Total Investments)

	Alabama – 3.8% (2.5% of Total Investments)
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C-2:
$ 1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$ 1,508,214
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	4,196,800
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	6,295,200
	2006D, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa2	6,159,840
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,306,994
11,790	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	12,420,647
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
2,890	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	2,938,668
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,014,670
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
34,415	Total Alabama			35,841,033
	Alaska – 0.8% (0.6% of Total Investments)
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	10/14 at 100.00	B2	8,111,775
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.0% (1.4% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	A–	511,570
660	5.250%, 12/01/25	12/15 at 100.00	A–	674,322
9,740	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	10,224,760
	2010A, 5.000%, 7/01/40
7,100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	A–	7,771,802
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
18,000	Total Arizona			19,182,454
	Arkansas – 0.4% (0.3% of Total Investments)
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013,	12/23 at 100.00	A1	2,188,041
	4.875%, 12/01/43
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	2,015,180
	Series 2005B, 5.000%, 2/01/25
4,055	Total Arkansas			4,203,221
	California – 19.4% (13.2% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	7,859,468
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	Anaheim Public Financing Authority, California, Senior Lease Bonds, Public Improvement	9/17 at 100.00	AA–	10,113,300
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
3,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	3,840,130
	2013S-4, 5.250%, 4/01/53
5,400	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	5,643,918
	Series 2005, 4.750%, 10/01/28
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,568,580
	2006, 5.000%, 11/01/30
8,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A1	8,984,833
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	4/16 at 100.00	A+	8,789,221
	Series 2006, 5.000%, 4/01/37
4,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	4,905,435
	Series 2009B, 5.500%, 10/01/39
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	575,405
	Series 2013A, 5.000%, 7/01/37
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
790	9.461%, 2/15/20 (IF) (5)	No Opt. Call	AA	920,706
2,140	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA	2,494,384
825	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA	961,620
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,176,393
	5.000%, 11/15/42 (UB)
2,530	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A1	2,611,238
	1993E, 5.500%, 6/01/15
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A1	1,191,360
	2010A-1, 6.000%, 3/01/35
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	B–	1,540,665
4,730	5.000%, 7/01/39	7/15 at 100.00	B–	4,346,823
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	5,678,700
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
7,130	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	9,860,006
	Option Bond Trust 3175, 13.529%, 5/15/40 (IF)
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/16 at 100.00	A1	3,660,621
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+	3,123,390
	2006B, 0.000%, 8/01/26 – NPFG Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,672,267
3,480	6.000%, 1/15/49	1/24 at 100.00	BBB–	3,985,087
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,520	5.000%, 6/01/33	6/17 at 100.00	B	6,058,187
2,000	5.750%, 6/01/47	6/17 at 100.00	B	1,609,220
3,000	5.125%, 6/01/47	6/17 at 100.00	B	2,217,510
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA	3,580,850
	11/01/24 – AGM Insured
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	16,305,150
	5.000%, 7/01/41
250	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	Aaa	269,278
3,635	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	2,145,413
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
13,415	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	17,140,480
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	368,666
	2013A, 5.750%, 6/01/48
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa1	415,448
445	5.000%, 9/01/23	9/15 at 102.00	Baa1	459,698
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29	9/14 at 100.00	AA– (4)	3,514,210
	(Pre-refunded 9/01/14) – NPFG Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,450	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	AA–	4,134,438
7,150	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	2,642,283
50,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	AA–	16,306,416
24,025	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	AA–	6,778,894
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.500%, 12/01/24	12/21 at 100.00	A	1,219,540
1,000	6.625%, 12/01/25	12/21 at 100.00	A	1,216,940
1,325	6.750%, 12/01/26	12/21 at 100.00	A	1,621,641
243,580	Total California			185,507,812
	Colorado – 2.2% (1.5% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA+ (4)	2,540,700
	2004, 5.000%, 12/01/21 (Pre-refunded 12/01/14) – FGIC Insured
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	A	714,819
	School, Series 2005, 5.125%, 9/15/20 – SYNCORA GTY Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	2,163,590
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,001,280
	5.000%, 9/01/25
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	AA–	808,424
	5.000%, 3/01/25
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,904,148
	5.000%, 11/15/43
20,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	AA–	8,975,310
	NPFG Insured
250	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	277,168
	Activity Bonds, Series 2010, 6.000%, 1/15/41
32,380	Total Colorado			21,385,439
	Connecticut – 0.9% (0.6% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,162,662
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	AA– (4)	2,451,950
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 (Pre-refunded 11/15/15) – NPFG Insured
3,585	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series	4/22 at 100.00	AA	3,638,130
	2013A, 4.000%, 4/01/39
7,825	Total Connecticut			8,252,742
	District of Columbia – 2.1% (1.4% of Total Investments)
2,210	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	12/14 at 100.00	AA+	2,214,641
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	Aa2	11,779,356
2,130	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,417,635
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (5)
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,785,192
	Tender Option Bond Trust 1730, 11.771%, 10/01/30 – AMBAC Insured (IF) (5)
17,180	Total District of Columbia			20,196,824
	Florida – 10.8% (7.4% of Total Investments)
2,875	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	2,958,921
	Series 2005, 5.000%, 4/01/24
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal	10/21 at 100.00	AA+	2,285,420
	Program, Refunding Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	10/14 at 100.00	N/R	5,405,670
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	4/20 at 100.00	AA	8,840,080
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	No Opt. Call	A–	3,106,298
	Miami, Series 2012A, 5.000%, 4/01/42
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	A–	20,318,208
	4.500%, 7/01/33 – AMBAC Insured
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding
	Series 2012A:
1,000	5.000%, 10/01/29 (Alternative Minimum Tax)	No Opt. Call	A	1,086,820
1,800	5.000%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	A	1,954,944
7,890	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	8,443,799
	5.000%, 10/01/41
4,865	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	5,276,676
	5.000%, 10/01/37
5,425	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	5,895,293
	5.000%, 7/01/42
5,325	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	5,663,990
	5.000%, 10/01/42
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	127,312
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	7,158,829
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,863,754
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	15,587,409
	2012B, 5.000%, 7/01/42
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	2,480,783
	8/01/22 – AGM Insured
5,000	Winter Haven, Florida, Utility System Revenue Bonds, Improvement & Refunding Series 2005,	10/15 at 100.00	AA	5,197,400
	5.000%, 10/01/35 – NPFG Insured
98,055	Total Florida			103,651,606
	Georgia – 0.5% (0.3% of Total Investments)
3,935	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	4,444,268
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
	Guam – 0.1% (0.1% of Total Investments)
1,220	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	1,339,279
	5.500%, 7/01/43
	Hawaii – 1.2% (0.8% of Total Investments)
10,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A2	11,151,100
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 0.3% (0.2% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,185	5.250%, 9/01/30	9/16 at 100.00	BB+	2,192,167
600	5.250%, 9/01/37	9/16 at 100.00	BB+	593,244
2,785	Total Idaho			2,785,411
	Illinois – 12.5% (8.5% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	8,124,300
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AA–	6,407,630
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	AA–	11,311,350
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	AA–	6,697,200
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,123,000
	5.250%, 12/01/40
3,130	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	3,256,671
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	14,360,558
2,785	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	2,999,083
	Series 2002, 5.500%, 11/01/36
1,380	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	1,456,949
2,880	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,561,610
6,970	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	AA+	7,369,033
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, February Series 2014:
3,200	5.250%, 2/01/32	2/24 at 100.00	A–	3,357,376
2,000	5.250%, 2/01/33	2/24 at 100.00	A–	2,088,960
1,575	5.250%, 2/01/34	2/24 at 100.00	A–	1,643,828
2,000	5.000%, 2/01/39	2/24 at 100.00	A–	2,018,820
	Illinois State, General Obligation Bonds, May Series 2014:
610	5.000%, 5/01/36	5/24 at 100.00	A–	621,029
1,950	5.000%, 5/01/39	5/24 at 100.00	A–	1,968,584
1,055	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,119,408
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	1,512,665
	17.828%, 1/01/21 (IF) (5)
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	D	350,000
	Revenue Bonds, Series 2005B, 5.250%, 1/01/30
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	10,802,100
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
5,290	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	5,258,842
	Project, Series 1993A, 0.000%, 6/15/15 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
3,590	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	AA– (4)	3,585,189
1,160	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	AA– (4)	1,158,446
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Aaa	4,045,230
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
7,625	6.250%, 10/01/38	10/23 at 100.00	A	8,688,383
1,525	6.000%, 10/01/42	10/23 at 100.00	A	1,700,619
126,080	Total Illinois			119,586,863
	Indiana – 1.9% (1.3% of Total Investments)
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	3,050,623
	2012A, 5.000%, 5/01/42
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	Aa2	2,687,000
	5.000%, 12/01/37
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
1,000	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,053,170
9,865	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	10,150,394
1,115	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,247,451
	7.000%, 1/01/44 (Alternative Minimum Tax)
17,345	Total Indiana			18,188,638
	Iowa – 1.0% (0.7% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
10,000	5.500%, 6/01/42	6/15 at 100.00	B+	8,255,900
2,000	5.625%, 6/01/46	6/15 at 100.00	B+	1,663,800
12,000	Total Iowa			9,919,700
	Kentucky – 2.3% (1.6% of Total Investments)
3,800	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	4,281,232
	Medical Health System, Series 2010A, 6.500%, 3/01/45
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
2,120	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,365,110
3,655	0.000%, 7/01/46	7/31 at 100.00	Baa3	2,353,528
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
2,920	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,268,882
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	661,430
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	10,167,923
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
22,275	Total Kentucky			22,098,105
	Louisiana – 4.1% (2.8% of Total Investments)
2,345	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,494,588
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority,	2/24 at 100.00	AA–	5,656,924
	Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A,
	5.000%, 2/01/44
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,030,460
	Lady Health System, Series 2005A, 5.250%, 8/15/31
5,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	6,072,310
	Series 2007A, 5.500%, 5/15/47
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	5,041,499
	Series 2011, 6.750%, 5/15/41
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	1,243,740
2,210	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,290,555
2,500	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,591,125
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
930	4.750%, 5/01/39 – AGM Insured	5/16 at 100.00	Aa1	978,434
10,105	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	10,577,206
36,595	Total Louisiana			38,976,841
	Maine – 0.2% (0.2% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series	7/23 at 100.00	A+	2,154,140
	2013, 5.000%, 7/01/43
	Maryland – 1.0% (0.6% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	2,257,244
	9/01/27 – SYNCORA GTY Insured
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	517,082
	Center, Series 2011, 6.000%, 7/01/25
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB	2,068,680
	Hospital, Series 2008, 5.750%, 1/01/33
3,465	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA–	3,501,521
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
735	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	1/15 at 100.00	Aaa	736,220
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
8,850	Total Maryland			9,080,747
	Massachusetts – 4.3% (2.9% of Total Investments)
545	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X,	10/23 at 100.00	A1	589,412
	5.000%, 10/01/48
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A+	2,482,689
	5.000%, 11/01/43
2,025	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,190,605
	University Issue, Series 2009A, 5.750%, 7/01/39
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	744,324
	5.125%, 7/01/41
2,355	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA (4)	2,473,904
	5.000%, 8/15/30 (Pre-refunded 8/15/15)
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	13,272,090
	4.375%, 8/01/36
370	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	Aa1 (4)	421,985
	(Pre-refunded 8/01/17)
5,590	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	AA+	6,287,185
5,535	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	5,669,722
	8/01/36 – AGM Insured (UB) (5)
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	7,285,446
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
39,120	Total Massachusetts			41,417,362
	Michigan – 2.3% (1.5% of Total Investments)
2,650	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BB+	2,604,685
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	3,103,650
	6.000%, 7/01/35
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	4,261,955
	5.500%, 7/01/41
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa3	1,106,040
	2011-I-A, 5.375%, 10/15/41
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	Aa2	5,480,280
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
725	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	801,654
3,275	5.000%, 12/01/31 (UB)	12/16 at 100.00	Aa2	3,381,406
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	859,818
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
20,365	Total Michigan			21,599,488
	Minnesota – 2.2% (1.5% of Total Investments)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	AA–	3,388,230
	Senior Lien Series 2010A, 5.000%, 1/01/35
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	10/14 at 100.00	AA–	90,141
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – NPFG Insured
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A2	1,511,850
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,614,031
	Series 2005, 6.000%, 11/15/25
12,940	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA	14,315,910
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
19,075	Total Minnesota			20,920,162
	Mississippi – 0.7% (0.5% of Total Investments)
6,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	A	6,900,025
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 0.7% (0.4% of Total Investments)
1,035	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,134,774
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	509,150
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,440	6.000%, 6/01/20	No Opt. Call	A	1,607,458
1,660	5.000%, 6/01/35	6/15 at 100.00	A	1,706,646
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	1,379,624
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
5,895	Total Missouri			6,337,652
	Nebraska – 0.3% (0.2% of Total Investments)
1,620	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	2,831,258
	Tender Option Bond Trust 11673, 20.414%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 3.5% (2.4% of Total Investments)
16,600	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	19,259,320
2,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	3,104,946
	8.000%, 6/15/30
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,812,290
	5.000%, 6/01/42
7,750	Nevada System of Higher Education, Universities Revenue Bonds, Series 2005B, 5.000%, 7/01/35 –	No Opt. Call	Aa2	8,086,893
	AMBAC Insured
29,650	Total Nevada			33,263,449
	New Jersey – 3.7% (2.5% of Total Investments)
95	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	Caa1	82,458
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
485	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	520,163
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A (4)	3,855,806
2,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A (4)	2,109,880
300	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (4)	388,158
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	818,640
	University Hospital, Series 2007, 5.750%, 7/01/37
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A	4,498,186
	2006A, 5.250%, 12/15/20
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	A	8,374,525
	5.500%, 6/15/31
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA	9,302,922
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.228%,	7/22 at 100.00	A+	1,747,504
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,350	4.500%, 6/01/23	6/17 at 100.00	BB	1,328,765
1,000	4.625%, 6/01/26	6/17 at 100.00	B+	867,710
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,498,580
33,310	Total New Jersey			35,393,297
	New Mexico – 0.7% (0.5% of Total Investments)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AA	6,759,526
	1997, 6.000%, 2/01/27 – AGM Insured
	New York – 13.6% (9.2% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,000	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,223,760
5,000	0.000%, 7/15/44	No Opt. Call	BBB–	1,060,250
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	3,390,281
	Series 2013A, 5.000%, 7/01/44
4,800	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	5,299,200
	2012A, 5.000%, 7/01/42
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2012:
1,100	5.000%, 7/01/38	No Opt. Call	A1	1,195,359
1,500	5.000%, 7/01/42	No Opt. Call	A1	1,626,825
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	5,831,141
	Purpose Series 2011C, 5.000%, 3/15/41
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,405,914
	2005F, 5.000%, 3/15/24 (Pre-refunded 3/15/15) – AMBAC Insured
6,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	6,870,053
	2/15/47 – NPFG Insured
10,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	10,650,200
	5.000%, 9/01/35 – NPFG Insured
15,105	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	No Opt. Call	AA	7,399,788
	2012A, 0.000%, 11/15/32
3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AA–	4,073,511
	5.000%, 11/15/30 – AMBAC Insured
5,780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	AA–	6,037,152
	5.000%, 11/15/30
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	AA–	806,048
	5.000%, 11/15/41
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	9/14 at 100.00	Aa1	2,193,980
2,050	5.250%, 7/01/21	9/14 at 100.00	Aa1	2,058,426
2,420	5.250%, 7/01/22	9/14 at 100.00	Aa1	2,429,946
1,370	5.250%, 7/01/24	9/14 at 100.00	Aa1	1,375,507
3,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,980,992
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	6,444,983
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
6,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	6,057,420
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/25 – NPFG Insured
6,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	N/R (4)	6,012,000
	(Pre-refunded 8/15/14)
1,890	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	No Opt. Call	AA	1,948,533
6,070	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	N/R (4)	6,266,729
	(Pre-refunded 4/01/15)
11,515	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	12,030,757
	5.000%, 11/15/44 – AMBAC Insured
670	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	9/14 at 100.00	Baa1	667,802
	6.500%, 6/01/35
6,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	6,955,800
	Series 2005, 5.250%, 10/01/35
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,412,717
	Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	4,833,778
	Ninth Series 2013, 5.000%, 12/01/38
4,750	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/16 at 100.00	AA–	4,815,028
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – SYNCORA GTY Insured
1,325	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,524,214
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
134,655	Total New York			129,878,094
	North Carolina – 2.1% (1.5% of Total Investments)
2,850	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,189,578
	Bonds, Series 2008, Trust 1149, 15.119%, 7/15/32 (IF) (5)
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,093,145
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A,	4/23 at 100.00	A–	13,162,013
	5.125%, 4/01/43
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	1,000,440
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)
2,060	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	6/23 at 100.00	Aa2	2,054,871
	Pollution Control Revenue Refunding Bonds, Duke Energy Progress, Inc. Project, Series 2013,
	4.000%, 6/01/41
19,210	Total North Carolina			20,500,047
	Ohio – 5.0% (3.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,200	5.125%, 6/01/24	6/17 at 100.00	B–	1,843,556
2,850	5.875%, 6/01/30	6/17 at 100.00	B	2,320,043
6,345	5.750%, 6/01/34	6/17 at 100.00	B	5,063,310
6,285	5.875%, 6/01/47	6/17 at 100.00	B	4,916,818
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	5,000,610
	Series 2013, 5.000%, 6/15/43
16,820	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	18,293,432
	2013A, 5.000%, 1/01/38 (UB) (5)
975	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender	1/23 at 100.00	AA	1,316,640
	Option Bond Trust 1157, 17.325%, 1/01/38 (IF) (5)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	12/20 at 100.00	A	1,113,740
	Series 2011A, 5.375%, 12/01/30
4,425	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,772,141
	2013A-1, 5.000%, 2/15/48
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	2,786,841
	Convertible Series 2013A-3, 0.000%, 2/15/36
49,405	Total Ohio			47,427,131
	Oklahoma – 2.5% (1.7% of Total Investments)
1,050	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,071,179
	5.375%, 9/01/36
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA (4)	3,655,260
	7/01/24 (Pre-refunded 7/01/15) – AMBAC Insured
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,840	5.000%, 2/15/37	2/17 at 100.00	AA	7,030,904
1,335	5.000%, 2/15/42	2/17 at 100.00	AA	1,369,336
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	10,737,350
	System, Series 2006, 5.000%, 12/15/36 (UB)
143	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	161,197
	System, Tender Option Bond Trust 3500, 8.513%, 6/15/30 (IF)
22,903	Total Oklahoma			24,025,226
	Oregon – 0.4% (0.3% of Total Investments)
1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA (4)	1,098,478
	5.000%, 5/01/24 (Pre-refunded 5/01/15) – AGM Insured
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AAA	2,535,150
	5.000%, 11/15/21 (Pre-refunded 11/15/14)
3,560	Total Oregon			3,633,628
	Pennsylvania – 3.9% (2.7% of Total Investments)
4,530	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	4,999,217
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	985,704
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds,
	City of Allentown Concession, Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	2,098,116
11,000	0.000%, 12/01/38	No Opt. Call	A	3,229,930
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	5,817,900
	Concession, Series 2013A, 5.125%, 12/01/47
1,665	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,840,691
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,043,780
5,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	5,393,273
	Bonds, Series 2010A, 0.000%, 12/01/34
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	2,806,230
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – AGM Insured	9/14 at 100.00	AA	4,520,677
4,735	5.000%, 9/01/22 – AGM Insured	9/14 at 100.00	AA	4,751,052
47,065	Total Pennsylvania			37,486,570
	Puerto Rico – 0.2% (0.1% of Total Investments)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
300	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	41,784
75	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	9,782
325	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	39,449
1,330	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	BBB	151,128
25,560	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	BBB	1,896,041
27,590	Total Puerto Rico			2,138,184
	Rhode Island – 2.0% (1.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue	9/23 at 100.00	AA+	8,100,275
	Bonds, Brown University, Series 2013, 5.000%, 9/01/43
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
1,020	6.125%, 6/01/32	9/14 at 100.00	BBB+	1,022,081
9,770	6.250%, 6/01/42	9/14 at 100.00	BBB–	9,769,512
18,020	Total Rhode Island			18,891,868
	South Carolina – 1.4% (0.9% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA– (4)	8,756,801
	GROWTH, Series 2004, 5.250%, 12/01/24 (Pre-refunded 12/01/14)
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,006,836
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
2,880	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,139,056
	5.125%, 12/01/43
12,365	Total South Carolina			12,902,693
	Tennessee – 2.2% (1.5% of Total Investments)
3,600	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	3,918,780
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,565	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	2,635,435
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,647,168
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A	1,483,581
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,582,400
	Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	427,597
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
24,075	Total Tennessee			20,694,961
	Texas – 16.6% (11.3% of Total Investments)
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A,	5/23 at 100.00	AA	5,545,000
	5.000%, 11/15/43
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	9,020,071
	4.250%, 8/15/36 (UB)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/14 at 100.00	C	198,875
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (6)
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,857,650
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
765	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	Baa2	804,382
	5.000%, 1/01/43
3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	3,803,480
	6.250%, 1/01/46
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	2,678,875
	5.000%, 1/01/36
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	8,510,670
	5.125%, 11/01/43 (Alternative Minimum Tax)
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	3,722,495
	5.000%, 11/01/42
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	9,396,810
	11/01/42 (Alternative Minimum Tax)
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	5,243,563
	Trust 2013-9A, 18.003%, 4/01/53 (IF)
4,000	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien	11/14 at 100.00	AA–	4,001,680
	Series 2001B, 5.250%, 11/15/40 – NPFG Insured
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	384,997
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	4,404,760
	5.000%, 11/15/40
13,975	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,591,158
	2007A, 4.750%, 8/01/43 (UB)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	2/16 at 100.00	BBB	2,049,140
2,800	5.125%, 8/15/26	2/16 at 100.00	BBB	2,844,800
4,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	4,197,800
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
250	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	9/14 at 100.00	A1	250,883
	5.250%, 5/15/24
5,420	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012A, 5.000%, 5/15/39	No Opt. Call	A1	5,852,733
5,710	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	6,350,662
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,070	0.000%, 9/01/43	9/31 at 100.00	AA+	1,700,070
8,470	0.000%, 9/01/45	9/31 at 100.00	AA+	7,647,478
11,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Tender	2/17 at 100.00	AAA	11,611,600
	Option Bond Trust 1124, 7.669%, 8/15/26 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	185,000
	2001C, 5.200%, 5/01/28 (6)
12,130	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	12,623,570
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,061,730
	2012, 5.000%, 12/15/31
2,195	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	2,614,882
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43
	(Alternative Minimum Tax)
2,985	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.725%, 4/01/28 (IF)	4/17 at 100.00	AAA	4,749,314
25,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	17,590,750
	2002A, 0.000%, 8/15/24 – AMBAC Insured
2,200	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Aaa	2,296,338
	2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15)
161,425	Total Texas			158,791,216
	Utah – 0.9% (0.6% of Total Investments)
	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A:
3,000	5.000%, 6/15/36 – AGM Insured	6/18 at 100.00	AAA	3,333,210
4,500	5.250%, 6/15/38	No Opt. Call	AAA	5,016,600
7,500	Total Utah			8,349,810
	Virginia – 2.1% (1.4% of Total Investments)
5,000	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,	10/20 at 100.00	AA–	5,484,900
	Series 2010A, 5.000%, 10/01/39
5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	5,795,663
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
4,475	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	4,572,421
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)
1,070	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,097,274
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
3,020	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	3,256,677
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
19,190	Total Virginia			20,206,935
	Washington – 3.5% (2.4% of Total Investments)
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A1 (4)	3,179,781
	5.375%, 12/01/20 (Pre-refunded 12/01/14) – NPFG Insured
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A+	10,603,700
	Series 2013A, 5.000%, 5/01/43
4,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	4,560,846
	Series 2010, 5.500%, 12/01/39
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	4,991,544
	6/01/24 – NPFG Insured
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,092,628
34,850	Total Washington			33,428,499
	Wisconsin – 1.0% (0.7% of Total Investments)
1,415	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	1,529,580
	Series 2009, 5.875%, 2/15/39
890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	901,679
	Healthcare, Series 2006, 5.000%, 5/01/32
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	5,091,903
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,043,336
	Healthcare System, Series 2006A, 5.250%, 8/15/34
9,300	Total Wisconsin			9,566,498
	Wyoming – 0.4% (0.2% of Total Investments)
3,400	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	A–	3,468,204
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,465,083	Total Municipal Bonds (cost $1,291,299,514)			1,372,869,781

Shares	Description (1)			Value
	COMMON STOCKS – 0.8% (0.5% of Total Investments)
	Airlines – 0.8% (0.5% of Total Investments)
187,183	American Airlines Group Inc., (7)			$ 7,272,060
	Total Common Stocks (cost $5,816,230)			7,272,060

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 279	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$ 50,255
77	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	3.000%	7/15/55	N/R	10,206
$ 356	Total Corporate Bonds (cost $24,835)				60,461
	Total Long-Term Investments ($1,297,140,579)				1,380,202,302

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.8% (1.9% of Total Investments)
	MUNICIPAL BONDS – 2.8% (1.9% of Total Investments)
	Arizona – 1.2% (0.7% of Total Investments)
$ 2,000	Arizona School Facilities Board, Certificates of Participation, Variable Rate Demand Obligations,	No Opt. Call	A-1	$ 2,000,000
	Tender Option Bond Trust 3199X, 0.110%, 9/01/21 – AGC Insured (10)
9,250	Pima County Industrial Development Authority, Arizona, on behalf of Clark County, Nevada,	7/19 at 100.00	A-1	9,250,000
	Lease Revenue Bonds, Metro Police Facility Project, Variable Rate Demand Obligations, Tender
	Option Bond Trust 3598, 0.340%, 7/01/33 (10)
11,250	Total Arizona			11,250,000
	California – 0.6% (0.4% of Total Investments)
5,090	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	5,090,000
	Health System, Series 2014A, 1.000%, 7/10/15
495	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	495,000
	Health System, Series 2014B, 1.000%, 7/10/15
5,585	Total California			5,585,000
	Ohio – 1.0% (0.7% of Total Investments)
10,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Variable Rate Demand Obligations, Tender	No Opt. Call	A-1	10,000,000
	Option Bond Trust 3766Z, 0.210%, 6/01/15 – AGM Insured (10)
$ 26,835	Total Short-Term Investments (cost $26,835,000)			26,835,000
	Total Investments (cost $1,323,975,579) – 147.3%			1,407,037,302
	Floating Rate Obligations – (7.3)%			(69,524,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (42.6)% (11)			(407,000,000)
	Other Assets Less Liabilities – 2.6%			25,023,852
	Net Assets Applicable to Common Shares – 100%			$ 955,537,154

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,372,869,781	$ —	$1,372,869,781
Common Stocks	7,272,060	—	—	7,272,060
Corporate Bonds	—	—	60,461	60,461
Short-Term Investments:
Municipal Bonds	—	26,835,000	—	26,835,000
Total	$7,272,060	$1,399,704,781	$60,461	$1,407,037,302

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $1,257,793,284.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 102,342,962
Depreciation	(22,709,063)
Net unrealized appreciation (depreciation) of investments	$ 79,633,899

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s,
Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated
N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by
U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the
Fund’s records.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc.
(“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Nuveen funds' Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(10)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014